Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GUIDESTONE FUNDSSupplement dated May 25, 2021toProspectus dated May 1, 2021This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.I. FEES AND EXPENSES CHANGES FOR THE MYDESTINATION 2015 FUNDUnder the heading “Fees and Expenses” for the MyDestination 2015 Fund, on page 4, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.11%0.11%Other expenses0.04%0.29%Acquired fund fees and expenses0.44%0.44%Total annual Fund operating expenses0.59%0.84%Fee waiver(0.09%)(0.09%)Total annual Fund operating expenses (after fee waiver)0.50%0.75%(1)The management fee has been restated to reflect the estimated management fee for the current fiscal year.(2)The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.50% for the Institutional Class and 0.75% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.Under the heading “Fees and Expenses” for the MyDestination 2015 Fund, on page 4, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$51$773 Years$180$2595 Years$320$45710 Years$729$1,029
MyDestination 2015 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GUIDESTONE FUNDSSupplement dated May 25, 2021toProspectus dated May 1, 2021This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.I. FEES AND EXPENSES CHANGES FOR THE MYDESTINATION 2015 FUNDUnder the heading “Fees and Expenses” for the MyDestination 2015 Fund, on page 4, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.11%0.11%Other expenses0.04%0.29%Acquired fund fees and expenses0.44%0.44%Total annual Fund operating expenses0.59%0.84%Fee waiver(0.09%)(0.09%)Total annual Fund operating expenses (after fee waiver)0.50%0.75%(1)The management fee has been restated to reflect the estimated management fee for the current fiscal year.(2)The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.50% for the Institutional Class and 0.75% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.Under the heading “Fees and Expenses” for the MyDestination 2015 Fund, on page 4, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$51$773 Years$180$2595 Years$320$45710 Years$729$1,029
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
MyDestination 2015 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.11%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	$ 729
MyDestination 2015 Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.11%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	$ 1,029

[1]	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
[2]	The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.50% for the Institutional Class and 0.75% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.